Events after the reporting date (Details) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Feb. 06, 2018 shares	Jan. 19, 2018 shares	Jan. 19, 2018 USD ($)	Jan. 17, 2018 $ / shares shares	Jun. 16, 2017 USD ($) $ / shares shares	Oct. 07, 2016 shares	Sep. 16, 2016 $ / shares shares	Oct. 07, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares issued in connection with a public offering (in shares)					4,312,500	523,916	15,151,520
Ordinary share price (usd per share) | $ / shares					$ 3.80		$ 1.65
Share issue related cost | $					$ 1,500			$ 2,300	$ 1,489	$ 2,296	$ 0
Public equity offering proceeds, net of transaction costs paid | $									$ 14,898	$ 23,569	$ 0
Granting of shares | Restricted share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards granted (in shares)	409,500
Major ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares issued in connection with a public offering (in shares)		1,875,000		12,500,000
Ordinary share price (usd per share) | $ / shares				$ 1.60
Total offering | $			$ 23,000
Share issue related cost | $			2,100
Public equity offering proceeds, net of transaction costs paid | $			$ 20,900
Shares from Bpifrance | Major ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares issued in connection with a public offering (in shares)				3,125,000
Shares from Nokomis Capital, LLC | Major ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares issued in connection with a public offering (in shares)				3,125,000
Shares from board member | Major ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares issued in connection with a public offering (in shares)				25,000